Derivative Instruments (Tables)	12 Months Ended
Mar. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Total Outstanding Notional Amount and Fair Value of Derivative Instruments
The following table sets forth the total outstanding notional amount and the fair value of the Company’s derivative instruments held at 31 March 2019 and 2018.

			Fair Value as of
(Millions of US dollars)	Notional Amount		31 March 2019		31 March 2018
	31 March 2019	31 March 2018	Assets	Liabilities	Assets	Liabilities
Derivatives not accounted for as hedges
Interest rate swap contracts	$75.0	$100.0	$0.3	$—	$0.4	$—
Foreign currency forward contracts	—	0.8	—	—	—	—
Total	$75.0	$100.8	$0.3	$—	$0.4	$—